Shareholder Fees {- Equity-Income Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Equity-Income Portfolio Investor PRO-10 | Equity-Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)